Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Deferred income tax expense (revenue) in the income statement	$ 19	$ 125	$ (168)
Deferred income tax revenue in stockholders' equity	(59)	(10)	(11)
Reclassifications	3	3	5
Change in deferred income tax during the period	$ (37)	$ 118	$ (174)